Property, plant and equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right of use – Buildings | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 132	€ 228
Transfer	€ 0	0
Right of use – Buildings | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Right of use – Buildings | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Technical equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 78	166
Transfer	€ 26	0
Technical equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	3 years
Technical equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Office and IT equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 76	227
Transfer	€ 10	(15)
Office and IT equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Office and IT equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Fixtures, fittings and installations | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 86	48
Transfer	€ 8	22
Fixtures, fittings and installations | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Fixtures, fittings and installations | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Transfer	€ 0	0
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	670	903
Transfer	€ 0	(25)
Right-of-use assets [member] | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets		200
Right-of-use assets [member] | Gross book value of tangible assets | Wattignies
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets		100
Right-of-use assets [member] | Gross book value of tangible assets | Waccano
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets		€ 100